UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2020

     MFS® Charter Income Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust

New York Stock Exchange Symbol: MCR

Contact information	back cover

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery;

however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

July 17, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value (v)

Fixed income sectors (i)
High Yield Corporates	61.2%
Emerging Markets Bonds	18.9%
Investment Grade Corporates	12.7%
Mortgage-Backed Securities	5.7%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Debt Obligations	1.0%
Municipal Bonds	0.7%
Asset-Backed Securities	0.5%
Floating Rate Loans	0.4%
Non-U.S. Government Bonds	(3.2)%
U.S. Treasury Securities	(11.9)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	7.5 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	5.9%
A	7.6%
BBB	16.4%
BB	40.0%
B	23.9%
CCC	8.3%
CC	0.1%
C	0.1%
D	0.3%
U.S. Government	5.7%
Federal Agencies	5.7%
Not Rated	(31.0)%
Non-Fixed Income	1.3%
Cash & Cash Equivalents (Less Liabilities)	(23.3)%
Other	34.1%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2020.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Global Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Philipp Burgener	Structured Securities Portfolio Manager	December 2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018; Portfolio Manager of Man GLG from 2014 to 2018.

Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	December 2019	Investment Officer of MFS; employed in the investment management area of MFS since July 2019; Portfolio Manager and Analyst at Eaton Vance Management from 2014 to June 2019.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Portfolio Managers’ Profiles – continued

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Note to Shareholders: Effective December 31, 2019, Henry Peabody and Philipp Burgener were added as Portfolio Managers of the Fund and Joshua Marston was removed as a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 120.6%
Aerospace - 1.8%
Boeing Co., 5.15%, 5/01/2030		$375,000	$401,842
Bombardier, Inc., 7.5%, 3/15/2025 (n)		1,203,000	730,822
Bombardier, Inc., 7.875%, 4/15/2027 (n)		875,000	520,625
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	384,562
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		112,000	120,119
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	147,090
L3Harris Technologies, Inc., 3.85%, 6/15/2023		213,000	226,456
Lockheed Martin Corp., 2.8%, 6/15/2050		47,000	49,144
Moog, Inc., 4.25%, 12/15/2027 (n)		1,240,000	1,183,010
TransDigm, Inc., 6.5%, 7/15/2024		1,320,000	1,293,600
TransDigm, Inc., 6.25%, 3/15/2026 (n)		15,000	15,338
TransDigm, Inc., 6.375%, 6/15/2026		1,165,000	1,083,450
TransDigm, Inc., 5.5%, 11/15/2027 (n)		915,000	830,362

			$6,986,420
Apparel Manufacturers - 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$132,000	$109,482

Asset-Backed & Securitized - 3.4%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	200,000	$227,302
AA Bond Co. Ltd., 6.269%, 7/31/2025		200,000	239,960
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.119% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$1,120,000	1,075,945
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.233% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		149,366	143,543
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.769% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		262,161	261,305
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		820,000	872,509
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,449	141,031
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	407,091
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		358,885	392,596
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		453,066	489,683
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	530,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued

Asset-Backed & Securitized - continued
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		$3,146,211	$60,788
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.518% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		290,500	276,708
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052		2,000,000	2,170,692
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.835% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		940,000	858,284
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.284% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		385,000	371,685
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.119% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		1,241,158	1,195,592
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.298% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		288,000	276,578
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,217,392	1,312,791
Securitized Term Auto Receivable Trust, 2019-CRTA, ”B“, 2.453%, 3/25/2026 (n)		317,149	319,273
Securitized Term Auto Receivable Trust, 2019-CRTA, ”C“, 2.849%, 3/25/2026 (n)		407,319	410,576
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, ”A5“, 3.148%, 5/15/2048		768,632	812,925

			$12,847,652
Automotive - 2.3%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$615,000	$516,216
Adient U.S. LLC, 7%, 5/15/2026 (n)		55,000	56,382
Allison Transmission, Inc., 5%, 10/01/2024 (n)		1,846,000	1,859,845
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		220,000	213,400
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		365,000	368,650
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		165,000	153,356
Continental AG, 2.5%, 8/26/2027	EUR	68,000	78,213
Dana, Inc., 5.5%, 12/15/2024		$80,000	80,000
Dana, Inc., 5.375%, 11/15/2027		484,000	462,220
Ferrari N.V., 1.5%, 5/27/2025	EUR	162,000	179,145
General Motors Co., 6.125%, 10/01/2025		$469,000	511,749
Hyundai Capital America, 6.375%, 4/08/2030 (n)		450,000	499,554
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,420,000	1,441,300
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		515,000	486,567
Lear Corp., 3.8%, 9/15/2027		162,000	155,485
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,045,000	1,024,100
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	165,000	184,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
Volkswagen Financial Services N.V., 4.25%, 10/09/2025	GBP	100,000	$133,227
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)		$200,000	205,417
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	100,000	119,689

			$8,728,795
Broadcasting - 2.4%
Discovery, Inc., 4.125%, 5/15/2029		$78,000	$83,451
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		390,000	409,383
iHeartCommunications, Inc., 8.375%, 5/01/2027		425,000	397,375
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		165,000	161,651
Lions Gate Capital Holding Co., 5.875%, 11/01/2024		630,000	612,675
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	400,000	409,502
National CineMedia LLC, 5.875%, 4/15/2028 (n)		$445,000	356,000
Netflix, Inc., 5.875%, 2/15/2025		1,525,000	1,708,320
Netflix, Inc., 3.625%, 6/15/2025 (n)		635,000	650,081
Netflix, Inc., 5.875%, 11/15/2028		375,000	426,701
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		905,000	927,625
Prosus N.V., 3.68%, 1/21/2030 (n)		413,000	430,019
RELX Capital, Inc., 3%, 5/22/2030		89,000	93,470
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	106,573
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)		$460,000	446,200
ViacomCBS, Inc., 4.375%, 3/15/2043		140,000	133,701
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	508,500	576,856
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		$1,040,000	1,053,000

			$8,982,583
Brokerage & Asset Managers - 0.7%
Charles Schwab Corp., 5.375%, 4/30/2070		$225,000	$238,376
E*TRADE Financial Corp., 2.95%, 8/24/2022		145,000	149,204
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	100,000	114,924
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		$1,635,000	1,600,256
NASDAQ, Inc., 3.25%, 4/28/2050		128,000	130,712
Raymond James Financial, 4.65%, 4/01/2030		227,000	260,771
Vivion Investments, 3%, 8/08/2024	EUR	200,000	196,554

			$2,690,797
Building - 4.0%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$1,230,000	$1,273,050
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,200,000	1,206,000
AZEK Co. LLC, 9.5%, 5/15/2025 (n)		113,000	120,063
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		877,000	828,502
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		715,000	698,912
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		305,000	291,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Core & Main LP, 6.125%, 8/15/2025 (n)		$525,000	$513,188
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		655,000	626,304
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	213,697
HD Supply, Inc., 5.375%, 10/15/2026 (n)		955,000	983,650
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	230,000	267,645
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$405,000	408,038
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		730,000	751,002
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		380,000	377,150
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		946,000	917,620
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		655,000	656,637
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		652,000	563,980
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)		415,000	401,513
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,535,000	1,561,862
Standard Industries, Inc., 6%, 10/15/2025 (n)		505,000	520,150
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	370,000	359,195
Standard Industries, Inc., 2.25%, 11/21/2026		255,000	247,553
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		$965,000	965,000
U.S. Concrete, Inc., 6.375%, 6/01/2024		100,000	99,500
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	142,656

			$14,994,142
Business Services - 2.3%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$905,000	$900,475
CDK Global, Inc., 4.875%, 6/01/2027		930,000	964,884
CDK Global, Inc., 5.25%, 5/15/2029 (n)		265,000	270,300
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	350,000	365,280
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$146,000	160,865
Fiserv, Inc., 4.4%, 7/01/2049		95,000	115,446
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		425,000	427,125
MSCI, Inc., 5.75%, 8/15/2025 (n)		460,000	477,517
MSCI, Inc., 4.75%, 8/01/2026 (n)		2,345,000	2,444,663
MSCI, Inc., 5.375%, 5/15/2027 (n)		10,000	10,750
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		201,000	207,217
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		280,000	306,250
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	763,246
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		400,000	396,045
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		865,000	929,875

			$8,739,938
Cable TV - 6.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$725,000	$763,331
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		270,000	277,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$1,870,000	$1,949,812
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,835,000	1,917,575
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,780,000	1,860,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	176,801
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	112,479
Comcast Corp., 1.5%, 2/20/2029	GBP	100,000	124,696
Comcast Corp., 3.75%, 4/01/2040		$212,000	241,961
Comcast Corp., 4.7%, 10/15/2048		296,000	385,777
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		1,275,000	1,331,992
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,665,000	2,818,237
DISH DBS Corp., 5.875%, 11/15/2024		265,000	261,632
DISH DBS Corp., 7.75%, 7/01/2026		685,000	710,687
Eutelsat S.A., 2.25%, 7/13/2027	EUR	300,000	323,301
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)		$495,000	261,113
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)		540,000	318,600
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		570,000	593,011
SES S.A., 1.625%, 3/22/2026	EUR	100,000	108,538
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,460,000	1,494,894
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		470,000	504,075
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		270,000	270,643
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	723,422
Telenet Finance Luxembourg S.A., 3.5%, 3/01/2028	EUR	400,000	456,808
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	1,040,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		625,000	612,919
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	127,627
Videotron Ltd., 5.375%, 6/15/2024 (n)		380,000	402,800
Videotron Ltd., 5.125%, 4/15/2027 (n)		2,000,000	2,102,500
Ziggo Bond Finance B.V., 4.25%, 1/15/2027	EUR	198,000	227,483
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$915,000	937,875

			$23,438,114
Chemicals - 1.2%
Axalta Coating Systems Co., 4.25%, 8/15/2024	EUR	415,000	$449,384
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$790,000	799,875
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	520,800
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		600,000	616,386
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		200,000	159,500
Sherwin-Williams Co., 3.8%, 8/15/2049		127,000	138,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
SPCM S.A., 4.875%, 9/15/2025 (n)		$910,000	$932,750
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		575,000	594,136
Symrise AG, 1.25%, 11/29/2025	EUR	140,000	153,676
Tronox, Inc., 6.5%, 4/15/2026 (n)		$255,000	241,278

			$4,606,240
Computer Software - 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$610,000	$612,867
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	100,000	108,856
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		$135,000	151,139
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		421,000	456,112
Microsoft Corp., 4.1%, 2/06/2037		436,000	554,047
PTC, Inc., 3.625%, 2/15/2025 (n)		705,000	708,525
PTC, Inc., 4%, 2/15/2028 (n)		105,000	105,000
SAP SE, 0.375%, 5/18/2029	EUR	100,000	110,482
VeriSign, Inc., 5.25%, 4/01/2025		$520,000	571,241
VeriSign, Inc., 4.75%, 7/15/2027		245,000	255,809

			$3,634,078
Computer Software - Systems - 1.5%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$283,233
Capgemini SE, 2%, 4/15/2029	EUR	100,000	116,932
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,955,000	2,107,842
Fair Isaac Corp., 4%, 6/15/2028 (n)		151,000	151,566
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	620,313
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,270,000	1,200,150
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,300,000	1,365,403

			$5,845,439
Conglomerates - 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$1,200,000	$1,218,816
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,580,000	1,624,050
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		650,000	680,875
Colfax Corp., 3.25%, 5/15/2025	EUR	320,000	350,243
EnerSys, 5%, 4/30/2023 (n)		$1,255,000	1,250,294
EnerSys, 4.375%, 12/15/2027 (n)		360,000	352,800
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,185,000	1,155,375
General Electric Co., 0.875%, 5/17/2025	EUR	200,000	206,605
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$415,000	394,250
Griffon Corp., 5.75%, 3/01/2028		495,000	491,683
MTS Systems Corp., 5.75%, 8/15/2027 (n)		740,000	666,000
Roper Technologies, Inc., 4.2%, 9/15/2028		152,000	177,091
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		715,000	740,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - continued
TriMas Corp., 4.875%, 10/15/2025 (n)		$2,215,000	$2,198,387
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)		280,000	280,000
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)		279,000	276,891
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		140,000	146,876

			$12,210,261
Construction - 1.0%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$255,000	$247,350
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		705,000	648,600
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		1,005,000	934,650
Toll Brothers Finance Corp., 4.875%, 11/15/2025		585,000	615,835
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,185,000	1,208,700

			$3,655,135
Consumer Products - 1.1%
Coty, Inc., 6.5%, 4/15/2026 (n)		$560,000	$463,400
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		880,000	928,400
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	200,000	215,196
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		100,000	107,055
Mattel, Inc., 6.75%, 12/31/2025 (n)		$800,000	834,000
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	309,320
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		360,000	365,400
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	267,249
Reckitt Benckiser Treasury Services PLC, 0.375%, 5/19/2026	EUR	112,000	124,261
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$272,000	292,885
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	100,000	125,490
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	200,000	198,655

			$4,231,311
Consumer Services - 2.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$750,000	$796,875
Booking Holdings, Inc., 4.5%, 4/13/2027		167,000	185,611
Booking Holdings, Inc., 3.55%, 3/15/2028		141,000	147,774
Experian Finance PLC, 4.25%, 2/01/2029 (n)		296,000	330,497
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		580,000	620,600
Garda World Security Corp., 4.625%, 2/15/2027 (n)		480,000	484,200
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		312,000	323,816
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	150,000	169,032
Mastercard, Inc., 3.85%, 3/26/2050		$100,000	127,824
Match Group, Inc., 6.375%, 6/01/2024		1,010,000	1,042,835
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	580,785
Match Group, Inc., 4.625%, 6/01/2028 (n)		1,015,000	1,042,913
Realogy Group LLC, 9.375%, 4/01/2027 (n)		960,000	835,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - continued
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		$605,000	$612,563
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)		2,000,000	593,583

			$7,894,300
Containers - 2.3%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	300,000	$314,699
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$945,000	933,537
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		690,000	712,425
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,160,000	1,189,000
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		860,000	893,652
DS Smith PLC, 0.875%, 9/12/2026	EUR	150,000	153,880
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$670,000	675,876
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)		110,000	114,643
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)		220,000	218,350
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)		145,000	129,775
Reynolds Group, 5.125%, 7/15/2023 (n)		450,000	455,625
Reynolds Group, 7%, 7/15/2024 (n)		365,000	366,938
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	874,237
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)		665,000	666,663
Trivium Packaging Finance B.V., 3.75%, 8/15/2026	EUR	365,000	396,052
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$600,000	633,000

			$8,728,352
Electrical Equipment - 0.4%
Amphenol Corp., 0.75%, 5/04/2026	EUR	100,000	$109,228
Arrow Electronics, Inc., 3.25%, 9/08/2024		$400,000	419,425
CommScope Technologies LLC, 6%, 6/15/2025 (n)		495,000	481,249
CommScope Technologies LLC, 5%, 3/15/2027 (n)		565,000	516,975

			$1,526,877
Electronics - 1.5%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	100,000	$110,875
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$355,000	373,862
Broadcom, Inc., 4.7%, 4/15/2025 (n)		133,000	145,524
Broadcom, Inc., 3.15%, 11/15/2025 (n)		250,000	259,534
Broadcom, Inc., 4.15%, 11/15/2030 (n)		83,000	86,911
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,220,000	1,244,095
Intel Corp., 3.7%, 7/29/2025		105,000	119,442

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - continued
Qorvo, Inc., 5.5%, 7/15/2026		$560,000	$588,000
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		800,000	836,928
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,505,000	1,561,438
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		210,000	204,225

			$5,530,834
Emerging Market Quasi-Sovereign - 5.3%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		$746,685	$770,138
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,074,000	1,048,503
Banco del Estado de Chile, 3.875%, 2/08/2022		600,000	614,980
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		311,000	314,110
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		207,000	192,717
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	250,000	268,964
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	1,013,545
China Development Bank, 3.42%, 7/02/2024	CNY	5,900,000	853,214
China Development Bank, 3.45%, 9/20/2029		24,030,000	3,459,155
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		$600,000	611,256
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,012,818
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	611,520
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	398,861
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		200,000	223,440
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		500,000	503,565
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		553,000	564,923
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		200,000	204,312
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,125,368
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,316,000	1,207,722
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		1,007,000	1,010,575
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,062,000	1,150,146
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		904,000	794,390
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)		402,000	485,891
PT Indonesia Asahan Aluminium (Persero), 5.45%, 5/15/2030 (n)		200,000	213,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		$250,000	$255,598
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,224,929

			$20,134,423
Emerging Market Sovereign - 8.2%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$540,508
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	302,400
Arab Republic of Egypt, 8.5%, 1/31/2047		1,025,000	993,737
Dominican Republic, 5.95%, 1/25/2027		489,000	475,063
Dominican Republic, 4.5%, 1/30/2030 (n)		226,000	196,622
Dominican Republic, 5.875%, 1/30/2060 (n)		1,155,000	975,975
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		798,000	748,524
Government of Jamaica, 7.875%, 7/28/2045		279,000	308,298
Government of Ukraine, 7.75%, 9/01/2026		700,000	698,163
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	5,251,000	6,944,428
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		800,000	915,792
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$350,000	399,003
Republic of Angola, 9.375%, 5/08/2048		454,000	271,038
Republic of Argentina, 5.875%, 1/11/2028		1,000,000	362,510
Republic of Argentina, 3.75%, 12/31/2038		300,000	111,750
Republic of Colombia, 3%, 1/30/2030		819,000	819,000
Republic of Cote d’Ivoire, 5.25%, 3/22/2030	EUR	929,000	925,226
Republic of Croatia, 1.125%, 6/19/2029		727,000	784,814
Republic of Ghana, 8.125%, 3/26/2032 (n)		$610,000	534,299
Republic of Guatemala, 5.375%, 4/24/2032 (n)		200,000	216,400
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	870,240
Republic of Hungary, 7.625%, 3/29/2041		470,000	792,138
Republic of Kenya, 8%, 5/22/2032 (n)		1,028,000	973,347
Republic of Panama, 4.5%, 4/01/2056		203,000	239,339
Republic of Paraguay, 4.95%, 4/28/2031 (n)		280,000	301,000
Republic of Paraguay, 6.1%, 8/11/2044 (n)		300,000	350,550
Republic of Paraguay, 5.4%, 3/30/2050 (n)		900,000	993,159
Republic of Peru, 2.392%, 1/23/2026		33,000	34,122
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,065,045
Republic of South Africa, 8%, 1/31/2030	ZAR	26,950,000	1,442,030
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$446,000	240,701
Republic of Turkey, 4.25%, 3/13/2025		695,000	630,959
Republic of Turkey, 4.875%, 10/09/2026		516,000	466,207
Russian Federation, 4.75%, 5/27/2026		800,000	914,880
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,154,672
Russian Federation, 5.1%, 3/28/2035 (n)		400,000	500,302

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
State of Qatar, 4%, 3/14/2029 (n)		$200,000	$225,500
State of Qatar, 3.75%, 4/16/2030 (n)		390,000	433,875
State of Qatar, 4.817%, 3/14/2049 (n)		483,000	606,999
United Mexican States, 4.5%, 4/22/2029		800,000	864,808
United Mexican States, 4.75%, 4/27/2032		271,000	293,357

			$30,916,780
Energy - Independent - 1.3%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$5
Apache Corp., 4.375%, 10/15/2028		335,000	297,292
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		730,000	696,252
Jagged Peak Energy LLC, 5.875%, 5/01/2026		420,000	421,789
Laredo Petroleum, Inc., 10.125%, 1/15/2028		130,000	89,063
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		535,000	502,900
Matador Resources Co., 5.875%, 9/15/2026		310,000	230,544
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	388,592
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		425,000	416,500
PDC Energy, Inc., 5.75%, 5/15/2026		130,000	120,087
Southwestern Energy Co., 6.2%, 1/23/2025		271,200	243,592
Southwestern Energy Co., 7.5%, 4/01/2026		157,600	144,992
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	993,739
WPX Energy, Inc., 5.75%, 6/01/2026		470,000	470,000

			$5,015,347
Energy - Integrated - 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$487,000	$534,792
Eni S.p.A., 1.25%, 5/18/2026	EUR	100,000	112,865
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	211,465
Exxon Mobil Corp., 2.61%, 10/15/2030		542,000	574,712
OMV AG, 1%, 7/03/2034	EUR	70,000	72,488
Shell International Finance B.V., 1.875%, 4/07/2032		100,000	121,677
Shell International Finance B.V., 3.75%, 9/12/2046		$236,000	268,135

			$1,896,134
Entertainment - 1.0%
Cinemark USA, Inc., 4.875%, 6/01/2023		$465,000	$404,550
Cinemark USA, Inc., 8.75%, 5/01/2025 (n)		140,000	145,950
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,565,000	1,510,225
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		280,000	168,000
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		130,000	87,851
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		705,000	662,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Entertainment - continued
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		$420,000	$446,250
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		370,000	344,100

			$3,769,626
Financial Institutions - 2.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$375,000	$313,855
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	420,000	447,009
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$350,000	294,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		455,000	384,609
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		381,000	314,367
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	109,148
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		750,000	691,875
GE Capital International Funding Co., 3.373%, 11/15/2025		382,000	388,136
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,990,000	1,082,719
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	334,361
Grand City Properties S.A., 2.5%, 10/24/2069		100,000	107,675
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)		$705,000	719,100
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		260,000	234,000
Navient Corp., 5.5%, 1/25/2023		450,000	428,625
Navient Corp., 5%, 3/15/2027		425,000	363,375
OneMain Financial Corp., 6.875%, 3/15/2025		685,000	676,232
OneMain Financial Corp., 7.125%, 3/15/2026		340,000	334,900
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,000,000	858,971
Springleaf Finance Corp., 8.875%, 6/01/2025		332,000	345,280
Springleaf Finance Corp., 5.375%, 11/15/2029		125,000	110,813

			$8,539,050
Food & Beverages - 2.6%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	100,000	$111,424
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$80,000	88,892
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	137,990
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	174,831
Constellation Brands, Inc., 4.4%, 11/15/2025		227,000	258,660
Constellation Brands, Inc., 3.15%, 8/01/2029		204,000	213,279
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		845,000	852,216
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	581,324
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	100,000	119,492
Diageo Finance PLC, 2.875%, 3/27/2029	GBP	200,000	269,807
Heineken N.V., 1.25%, 5/07/2033	EUR	179,000	197,614
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		$1,500,000	1,623,480
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		341,000	346,541
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		475,000	492,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		$1,130,000	$1,178,149
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		113,000	118,334
PepsiCo, Inc., 3.875%, 3/19/2060		291,000	366,358
Performance Food Group Co., 5.5%, 10/15/2027 (n)		625,000	612,581
Picard Bondco S.A., 5.5%, 11/30/2024	EUR	170,000	182,104
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)		$410,000	419,225
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		580,000	603,200
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		820,000	793,350
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)		280,000	290,150

			$10,031,814
Forest & Paper Products - 0.1%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	100,000	$114,352
Suzano Austria GmbH, 6%, 1/15/2029		$276,000	290,766

			$405,118
Gaming & Lodging - 2.5%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)		$280,000	$249,200
CCM Merger, Inc., 6%, 3/15/2022 (n)		725,000	677,875
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		1,060,000	1,064,791
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		640,000	641,843
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,390,000	1,379,575
Las Vegas Sands Corp., 3.9%, 8/08/2029		101,000	95,655
Marriott International, Inc., 5.75%, 5/01/2025		91,000	98,628
Marriott International, Inc., 4.625%, 6/15/2030		74,000	75,544
Scientific Games Corp., 8.25%, 3/15/2026 (n)		500,000	458,910
Scientific Games International, Inc., 7%, 5/15/2028 (n)		235,000	206,800
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,185,000	1,173,980
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		730,000	704,450
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,465,000	1,391,940
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		940,000	911,213
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		260,000	241,150

			$9,371,554
Industrial - 0.1%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	100,000	$109,408
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	200,000	225,857
Investor AB, 1.5%, 6/20/2039	EUR	100,000	111,744

			$447,009

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$227,000	$261,859
American International Group, Inc., 3.875%, 1/15/2035		225,000	245,422
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	200,000	247,052
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		150,000	177,523
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		100,000	106,165
Credit Agricole Assurances, 4.25% to 1/13/2025, FLR (EUR Swap Rate - 5yr. + 4.5%) to 1/29/2049		100,000	118,904
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2060		100,000	106,551
Swiss Re Finance (UK) PLC, 1%, 6/04/2052		100,000	113,323

			$1,376,799
Insurance - Health - 0.4%
Centene Corp., 5.375%, 6/01/2026 (n)		$745,000	$787,837
Centene Corp., 4.25%, 12/15/2027		540,000	564,095
UnitedHealth Group, Inc., 3.5%, 8/15/2039		100,000	115,393

			$1,467,325
Insurance - Property & Casualty - 1.1%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$620,000	$632,363
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)		260,000	278,954
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		234,000	249,128
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		406,000	407,142
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		140,000	139,300
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		202,000	207,327
Hub International Ltd., 7%, 5/01/2026 (n)		1,250,000	1,283,837
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	116,312
Progressive Corp., 4.125%, 4/15/2047		$111,000	140,970
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	256,702
Willis North America, Inc., 3.875%, 9/15/2049		$250,000	267,285

			$3,979,320
International Market Quasi-Sovereign - 0.3%
Deutsche Bahn Finance GmbH, 1.375%, 4/16/2040	EUR	45,000	$53,416
Electricite de France S.A., 2%, 10/02/2030		100,000	121,499
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	200,000	251,909
Equinor ASA (Kingdom of Norway), 1.375%, 5/22/2032	EUR	100,000	116,820
Groupe ADP (Republic of France), 2.125%, 10/02/2026		100,000	117,113
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		300,000	317,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Ontario Teachers’ Finance Trust, 0.5%, 5/06/2025		$140,000	$156,807

			$1,135,328
International Market Sovereign - 12.8%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	680,000	$887,292
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	949,000	729,597
Commonwealth of Australia, 2.75%, 6/21/2035		2,338,000	1,886,226
Government of Bermuda, 4.75%, 2/15/2029 (n)		$244,000	270,230
Government of Canada, 2.25%, 6/01/2029	CAD	3,750,000	3,150,833
Government of Canada, 1.25%, 6/01/2030		3,095,000	2,406,316
Government of Canada, 5%, 6/01/2037		272,000	324,752
Government of France, 0.75%, 5/25/2052 (n)	EUR	444,024	500,627
Government of Japan, 1.8%, 9/20/2030	JPY	276,500,000	3,031,155
Government of Japan, 2.4%, 3/20/2037		487,850,000	6,086,578
Government of Japan, 0.5%, 6/20/2038		79,500,000	759,948
Government of Japan, 2.3%, 3/20/2040		61,000,000	776,017
Government of New Zealand, 1.5%, 5/15/2031	NZD	1,372,000	910,869
Government of New Zealand, 2.75%, 4/15/2037		1,734,000	1,348,350
Kingdom of Spain, 1.85%, 7/30/2035	EUR	493,000	622,667
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	8,440,000	962,500
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		4,340,000	461,446
Republic of Cyprus, 1.5%, 4/16/2027	EUR	1,281,000	1,464,634
Republic of Cyprus, 0.625%, 1/21/2030		2,086,000	2,184,273
Republic of Cyprus, 2.75%, 2/26/2034		1,217,000	1,538,835
Republic of Cyprus, 1.25%, 1/21/2040		466,000	483,052
Republic of Finland, 0.5%, 9/15/2029 (n)		790,000	932,163
Republic of France, 1.25%, 5/25/2036		1,390,000	1,775,187
Republic of France, 1.5%, 5/25/2050		1,069,000	1,455,155
Republic of Iceland, 8%, 6/12/2025	ISK	68,182,000	649,794
Republic of Iceland, 0.625%, 6/03/2026	EUR	100,000	111,005
Republic of Italy, 0.35%, 2/01/2025		4,775,000	5,167,183
Republic of Italy, 0.95%, 8/01/2030		1,195,000	1,256,116
Republic of Portugal, 2.25%, 4/18/2034		275,000	364,802
Republic of Portugal, 4.1%, 4/15/2037		507,000	837,817
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	2,794,000	4,167,017
United Kingdom Treasury, 1.75%, 1/22/2049		700,000	1,130,321

			$48,632,757
Local Authorities - 0.6%
Province of Alberta, 0.5%, 4/16/2025	EUR	190,000	$213,426
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	247,627
Province of British Columbia, 2.3%, 6/18/2026		370,000	288,470
Province of Ontario, 2.05%, 6/02/2030		1,299,000	1,001,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Local Authorities - continued
Province of Saskatchewan, 3.05%, 12/02/2028	CAD	410,000	$335,138

			$2,086,491
Machinery & Tools - 0.1%
Clark Equipment Co., 5.875%, 6/01/2025 (n)		$450,000	$464,063

Major Banks - 2.2%
Bank of America Corp., 3.5%, 4/19/2026		$400,000	$443,136
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	438,214
Bankinter S.A., 0.875%, 7/08/2026	EUR	200,000	210,576
Barclays PLC, 7.875%, 12/29/2049		$800,000	810,000
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	200,000	220,761
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	100,000	124,094
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026	EUR	100,000	111,426
Credit Agricole S.A., 1%, 6/05/2030		100,000	111,030
Credit Suisse Group AG, 0.45%, 5/19/2025		100,000	111,051
Credit Suisse Group AG, 1.25%, 7/17/2025		150,000	166,673
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$800,000	816,000
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	100,000	112,556
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		100,000	104,482
HSBC Holdings PLC, 2.099%, 6/04/2026		$238,000	237,866
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	294,372
JPMorgan Chase & Co., 2.95%, 10/01/2026		201,000	216,704
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	318,362
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	225,927
NatWest Markets PLC, 2.75%, 4/02/2025		200,000	232,819
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	100,000	125,797
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$439,000	480,466
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	200,000	213,614
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$239,000	238,792
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		1,020,000	1,069,725
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		350,000	360,699
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		350,000	364,737
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	200,000	206,150

			$8,366,029
Medical & Health Technology & Services - 4.9%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$217,821
Avantor, Inc., 9%, 10/01/2025 (n)		1,315,000	1,420,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		$300,000	$312,000
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		105,000	100,800
Cigna Corp., 4.125%, 11/15/2025		201,000	228,653
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		950,000	916,750
DaVita, Inc., 5%, 5/01/2025		910,000	933,888
DaVita, Inc., 4.625%, 6/01/2030 (n)		338,000	337,155
Encompass Health Corp., 5.75%, 9/15/2025		425,000	435,625
HCA, Inc., 5.375%, 2/01/2025		2,225,000	2,442,360
HCA, Inc., 5.875%, 2/15/2026		1,185,000	1,326,525
HCA, Inc., 5.625%, 9/01/2028		125,000	143,281
HCA, Inc., 3.5%, 9/01/2030		840,000	827,742
HCA, Inc., 5.125%, 6/15/2039		103,000	120,107
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,025,100
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		565,000	477,425
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		1,080,000	1,125,576
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,610,000	1,678,425
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		135,000	162,887
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		210,000	202,650
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		520,000	490,760
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		295,000	258,311
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)		400,000	385,000
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		815,000	882,238
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		170,000	94,333
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)		750,000	770,783
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)		600,000	621,000
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	100,000	108,921
Toledo Hospital, 6.015%, 11/15/2048		$142,000	195,009
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		455,000	448,175

			$18,689,500
Medical Equipment - 0.9%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	150,000	$176,580
Boston Scientific Corp., 0.625%, 12/01/2027		100,000	106,805
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$940,000	964,675
Hologic, Inc., 4.375%, 10/15/2025 (n)		260,000	265,795
Teleflex, Inc., 4.875%, 6/01/2026		435,000	448,050
Teleflex, Inc., 4.625%, 11/15/2027		1,495,000	1,559,091

			$3,520,996
Metals & Mining - 2.5%
Arconic Corp., 6%, 5/15/2025 (n)		$375,000	$388,519
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		520,000	482,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
BHP Billiton Finance Ltd., 5.625%, 10/22/2079	EUR	150,000	$191,073
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)		$345,000	313,950
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027		445,000	309,275
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	678,198
Constellium N.V., 5.875%, 2/15/2026 (n)		275,000	277,720
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	184,940
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	178,375
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		535,000	529,650
Freeport-McMoRan, Inc., 5%, 9/01/2027		755,000	766,325
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		580,000	595,950
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		705,000	701,510
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,439,000	1,359,855
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)		150,000	156,933
Novelis Corp., 5.875%, 9/30/2026 (n)		1,395,000	1,428,745
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (a)(n)		245,000	91,826
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		230,000	174,082
TMS International Corp., 7.25%, 8/15/2025 (n)		935,000	719,950

			$9,529,368
Midstream - 3.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,232,000	$1,198,674
Cheniere Energy Partners LP, 5.25%, 10/01/2025		2,365,000	2,397,590
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)		545,000	532,737
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		157,000	156,164
Cosan Ltd., 5.5%, 9/20/2029 (n)		907,000	818,567
DCP Midstream Operating LP, 5.125%, 5/15/2029		335,000	304,850
EnLink Midstream Partners LP, 4.85%, 7/15/2026		160,000	128,800
EQT Midstream Partners LP , 5.5%, 7/15/2028		995,000	920,355
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024		160,000	145,600
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		865,700	771,062
MPLX LP, 4.5%, 4/15/2038		170,000	168,407
Peru LNG, 5.375%, 3/22/2030		1,358,000	965,538
Plains All American Pipeline, 3.55%, 12/15/2029		166,000	156,870
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		333,000	350,820
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		49,000	53,739
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		570,000	572,850
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026		450,000	456,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	$1,000,000	$993,750
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	365,000	389,747
Western Midstream Operating LP, 4.05%, 2/01/2030	930,000	834,396

		$12,317,266
Mortgage-Backed - 5.7%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$31,461	$35,939
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	113,571	130,031
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	51,267	58,933
Fannie Mae, 3.5%, 12/01/2047 - 5/01/2049	209,349	229,014
Fannie Mae, 3%, 2/01/2050 - 6/01/2050	1,164,921	1,225,577
Fannie Mae, 2.5%, 3/01/2050	120,389	125,338
Fannie Mae, TBA, 2.5%, 6/25/2035 - 7/25/2035	2,025,000	2,117,921
Fannie Mae, TBA, 3%, 6/25/2035	1,375,000	1,449,567
Fannie Mae, TBA, 2%, 7/25/2035	100,000	102,994
Fannie Mae, TBA, 3.5%, 6/25/2050	1,021,574	1,077,681
Fannie Mae, TBA, 4%, 6/25/2050	1,600,000	1,703,312
Freddie Mac, 0.131%, 2/25/2025 (i)	38,000,000	287,922
Freddie Mac, 1.482%, 3/25/2027 (i)	448,000	36,913
Freddie Mac, 3.117%, 6/25/2027	338,000	380,929
Freddie Mac, 0.125%, 2/25/2028 (i)	36,576,000	425,251
Freddie Mac, 0.291%, 2/25/2028 (i)	15,572,000	355,965
Freddie Mac, 0.105%, 4/25/2028 (i)	15,983,000	172,247
Freddie Mac, 3.9%, 4/25/2028	890,000	1,053,123
Freddie Mac, 3.926%, 7/25/2028	3,400,000	4,046,723
Freddie Mac, 4.06%, 10/25/2028	1,990,000	2,398,080
Freddie Mac, 1.089%, 7/25/2029 (i)	1,890,665	155,695
Freddie Mac, 1.639%, 1/25/2030	292,552	304,227
Freddie Mac, 1.916%, 4/25/2030 (i)	540,794	80,707
Freddie Mac, 3.424%, 4/25/2032	300,000	347,680
Freddie Mac, 6%, 8/01/2034	38,898	44,592
Freddie Mac, 3%, 5/01/2050	99,407	107,442
Ginnie Mae, 3.5%, 12/20/2049	657,002	697,170
Ginnie Mae, 3%, 4/20/2050	723,132	766,542
Ginnie Mae, TBA, 3%, 6/22/2050	1,450,000	1,534,961

		$21,452,476
Municipals - 0.6%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	$20,000	$20,200
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	215,000	222,101

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Municipals - continued
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), ”A“, 3.229%, 5/15/2050		$530,000	$589,116
New Jersey Economic Development Authority State Pension Funding Rev., ”A“, NATL, 7.425%, 2/15/2029		499,000	584,514
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		346,000	400,654
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, AGM, 4.65%, 8/15/2030		221,000	252,519
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022		95,000	95,397
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		255,000	261,375

			$2,425,876
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$265,221
ENGIE S.A., 0.5%, 10/24/2030	EUR	100,000	107,929
Naturgy Finance B.V., 1.25%, 1/15/2026		200,000	227,484
NiSource, Inc., 3.6%, 5/01/2030		$183,000	206,977

			$807,611
Natural Gas - Pipeline - 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$324,310
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		267,000	258,990

			$583,300
Network & Telecom - 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		$400,000	$394,676
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		270,000	266,625
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	130,000	142,032

			$803,333
Oil Services - 0.2%
Apergy Corp., 6.375%, 5/01/2026		$460,000	$422,133
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)		545,000	58,674
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		365,000	153,373
Halliburton Co., 5%, 11/15/2045		148,000	147,050

			$781,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oils - 0.8%
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	$223,136
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,465,000	1,475,987
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		735,000	674,855
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)		400,000	335,996
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	417,261

			$3,127,235
Other Banks & Diversified Financials - 0.9%
AIB Group PLC, 1.25%, 5/28/2024	EUR	200,000	$216,483
Belfius Bank S.A., 0.375%, 2/13/2026		300,000	319,517
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	148,767
Deutsche Bank AG, 2.625%, 12/16/2024		100,000	120,118
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	269,274
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	200,000	246,060
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	100,000	112,035
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		225,000	253,901
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	150,000	173,081
JSC Kazkommertsbank, 5.5%, 12/21/2022		$724,566	720,885
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate -5yr. + 1.1%) to 12/03/2029	EUR	100,000	104,542
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		100,000	109,611
UBS AG, 5.125%, 5/15/2024		$447,000	481,864
Virgin Money UK PLC, 4% to 9/03/2026, FLR (GBP Government Yield - 1yr. + 3.75%) to 9/03/2027	GBP	150,000	183,631

			$3,459,769
Pharmaceuticals - 0.8%
AbbVie, Inc., 2.625%, 11/15/2028 (n)	EUR	130,000	$160,085
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)		$276,000	276,820
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		2,300,000	2,334,017
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		265,000	256,051
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)		168,000	174,300

			$3,201,273
Pollution Control - 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024		$570,000	$571,425
Covanta Holding Corp., 6%, 1/01/2027		650,000	640,250
GFL Environmental, Inc., 7%, 6/01/2026 (n)		434,000	456,785
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		225,000	246,656

			$1,915,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6.25%, 7/15/2041		$110,000	$110,975

Printing & Publishing - 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)		$740,000	$714,100
Meredith Corp., 6.875%, 2/01/2026		600,000	555,750
Nielsen Finance LLC, 5%, 4/15/2022 (n)		649,000	647,994

			$1,917,844
Railroad & Shipping - 0.1%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		$311,000	$325,151

Real Estate - Apartment - 0.0%
Camden Property Trust, 2.8%, 5/15/2030		$66,000	$69,137

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,250,000	$1,281,250
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		475,000	491,031

			$1,772,281
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$261,341
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	150,000	157,307
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		100,000	95,973

			$514,621
Real Estate - Other - 0.3%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		$1,018,000	$864,027
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	125,000	131,800

			$995,827
Real Estate - Retail - 0.2%
Realty Income Corp., REIT, 3.25%, 1/15/2031		$230,000	$236,388
Regency Centers Corp., 3.7%, 6/15/2030		339,000	342,820
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		250,000	214,468

			$793,676
Restaurants - 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$815,000	$658,113
IRB Holding Corp., 7%, 6/15/2025 (n)		168,000	174,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		670,000	696,800

			$1,529,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.6%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		$690,000	$636,525
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		400,000	404,916
L Brands, Inc., 5.25%, 2/01/2028		810,000	685,462
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		365,000	355,875

			$2,082,778
Specialty Chemicals - 0.5%
Koppers, Inc., 6%, 2/15/2025 (n)		$549,000	$505,080
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		1,282,000	1,298,025

			$1,803,105
Specialty Stores - 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024		$455,000	$443,625
Penske Automotive Group Co., 5.5%, 5/15/2026		515,000	507,275
PetSmart, Inc., 7.125%, 3/15/2023 (n)		395,000	383,150
PetSmart, Inc., 8.875%, 6/01/2025 (n)		190,000	188,575
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	100,000	112,575

			$1,635,200
Supermarkets - 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$291,000	$300,894
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		550,000	565,240
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		870,000	883,041
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		45,000	48,167
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		1,553,000	1,587,166
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	170,000	180,557
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	209,191

			$3,774,256
Supranational - 0.5%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	230,000	$256,808
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	163,420
West African Development Bank, 4.7%, 10/22/2031		$200,000	190,900
West African Development Bank, 4.7%, 10/22/2031 (n)		1,255,000	1,197,897

			$1,809,025
Telecommunications - Wireless - 3.8%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,090,000	$1,147,225
Altice France S.A., 5.875%, 2/01/2027	EUR	345,000	406,252
Altice France S.A., 8.125%, 2/01/2027 (n)		$875,000	962,500
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	205,940
Altice France S.A., 6%, 2/15/2028 (n)		450,000	437,625
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	495,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
American Tower Corp., REIT, 4%, 6/01/2025		$250,000	$279,702
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	173,918
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	384,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		906,000	899,658
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	117,843
SBA Communications Corp., 4.875%, 9/01/2024		895,000	918,762
SBA Communications Corp., 3.875%, 2/15/2027 (n)		1,066,000	1,084,655
Sprint Capital Corp., 6.875%, 11/15/2028		1,135,000	1,401,725
Sprint Corp., 7.625%, 3/01/2026		2,070,000	2,473,650
Tele2 AB Co., 2.125%, 5/15/2028	EUR	200,000	235,193
T-Mobile USA, Inc., 6.5%, 1/15/2024		$315,000	322,021
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		330,000	352,902
T-Mobile USA, Inc., 6.5%, 1/15/2026		975,000	1,028,918
T-Mobile USA, Inc., 5.375%, 4/15/2027		910,000	966,875

			$14,294,750
Tobacco - 0.2%
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	164,000	$191,192
Imperial Brands Finance PLC, 1.375%, 1/27/2025		150,000	166,236
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$495,000	499,950

			$857,378
Transportation - Services - 0.4%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	300,000	$369,052
Deutsche Bank AG, 0.375%, 5/20/2026	EUR	153,000	169,398
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	320,335
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	100,000	108,310
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	154,120
Transurban Finance Co., 1.75%, 3/29/2028	EUR	100,000	111,105
Vinci S.A., 3.75%, 4/10/2029 (n)		$303,000	341,217

			$1,573,537
U.S. Treasury Obligations - 5.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$8,706,000	$12,339,395
U.S. Treasury Bonds, 3.125%, 2/15/2043		544,000	737,099
U.S. Treasury Bonds, 3%, 2/15/2048		121,000	165,704
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	138,902
U.S. Treasury Bonds, 2.375%, 11/15/2049		2,167,000	2,678,446
U.S. Treasury Notes, 2%, 11/15/2026 (f)		2,259,000	2,480,223
U.S. Treasury Notes, 2.375%, 5/15/2029		445,000	513,905
U.S. Treasury Notes, TIPS, 0.375%, 7/15/2027		2,141,995	2,285,434

			$21,339,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - 3.6%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,104,512
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		398,000	376,571
American Electric Power, 2.3%, 3/01/2030		350,000	353,104
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	250,000	269,017
Clearway Energy Operating LLC, 5.75%, 10/15/2025		$2,210,000	2,352,501
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		285,000	294,262
Drax Finco PLC, 6.625%, 11/01/2025 (n)		650,000	683,312
Duke Energy Corp., 3.75%, 9/01/2046		115,000	127,073
Duke Energy Corp., 4.2%, 6/15/2049		302,000	358,395
Emera U.S. Finance LP, 2.7%, 6/15/2021		98,000	99,236
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	121,814
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	100,000	107,816
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$200,000	212,436
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		406,000	409,191
Exelon Corp., 3.497%, 6/01/2022		151,000	157,065
Georgia Power Co., 3.7%, 1/30/2050		156,000	172,388
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	274,370
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	580,097
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,175,000	1,213,187
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	376,300
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		1,145,000	1,182,212
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	255,980
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		819,928	800,683
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		180,000	177,300
TerraForm Power Operating Co., 5%, 1/31/2028 (n)		920,000	979,800
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	533,973

			$13,572,595
Utilities - Other - 0.0%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	100,000	$122,930

Utilities - Water - 0.0%
Severn Trent Utilities Finance PLC, 2%, 6/02/2040	GBP	100,000	$126,674
Total Bonds (Identified Cost, $452,236,419)			$457,050,127

Common Stocks - 1.3%
Construction - 0.0%
ICA Tenedora, S.A. de C.V. (a)		110,829	$167,014

Energy - Independent - 0.0%
Frontera Energy Corp.		16,354	$42,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.1%
LTRI Holdings LP (a)(u)	615	$325,581

Special Products & Services - 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	54,000	$4,450,680
Total Common Stocks (Identified Cost, $5,949,092)		$4,985,630

Floating Rate Loans (r) - 0.4%
Broadcasting - 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 3.12%, 9/18/2026	$98,944	$95,209
WMG Acquisition Corp., Term Loan F, 2.298%, 11/01/2023	103,000	100,959

		$196,168
Cable TV - 0.0%
CSC Holdings LLC, Term Loan B5, 2.683%, 4/15/2027	$102,743	$98,975

Chemicals - 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.2%, 6/01/2024	$152,178	$148,074
Element Solutions, Inc., Term Loan B1, 2.173%, 1/31/2026	102,485	98,674

		$246,748
Computer Software - Systems - 0.1%
Sabre GLBL, Inc., Term Loan B, 2.173%, 2/22/2024	$204,952	$182,846
SS&C Technologies, Inc., Term Loan B5, 1.923%, 4/16/2025	102,475	99,188

		$282,034
Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$220,656	$211,058

Medical & Health Technology & Services - 0.1%
DaVita, Inc., 1.923%, 8/12/2026	$102,486	$99,924
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	102,462	101,934

		$201,858
Pharmaceuticals - 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.92%, 11/27/2025	$94,171	$91,817

Printing & Publishing - 0.0%
Nielsen Finance LLC, Term Loan B4, 2.221%, 10/04/2023	$102,472	$99,551
Total Floating Rate Loans (Identified Cost, $1,487,913)		$1,428,209

Portfolio of Investments (unaudited) – continued

	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	274	$34
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	274	3
Total Warrants (Identified Cost, $0)				$37

Investment Companies (h) - 5.6%
Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.19% (v) (Identified Cost, $20,975,693)	20,974,848	$20,976,945

Other Assets, Less Liabilities - (27.9)%		(105,607,582)
Net Assets - 100.0%		$378,833,366

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $20,976,945 and $463,464,003, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,206,879, representing 54.7% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$5
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,267,000	USD	918,363	Citibank N.A.	7/17/2020	$1,873
CAD	1,258,000	USD	900,271	Credit Suisse Group	7/17/2020	13,429
CAD	820,619	USD	593,830	UBS AG	7/17/2020	2,195
DKK	31,438	USD	4,618	Citibank N.A.	7/17/2020	68
EUR	750,000	USD	832,548	Citibank N.A.	7/17/2020	764
EUR	661,590	USD	716,839	Citibank N.A.	7/31/2020	18,459
EUR	780,161	USD	864,863	Goldman Sachs International	7/17/2020	1,961
EUR	509,487	USD	558,198	UBS AG	7/17/2020	7,883
GBP	204,632	USD	250,300	Citibank N.A.	7/31/2020	2,481
GBP	99,065	USD	121,938	JPMorgan Chase Bank N.A.	7/17/2020	430
NOK	4,467,000	USD	451,632	Goldman Sachs International	7/17/2020	8,056
NOK	22,310,000	USD	2,247,508	JPMorgan Chase Bank N.A.	7/17/2020	48,359
NZD	318,525	USD	196,652	Citibank N.A.	7/17/2020	1,029
NZD	2,937,000	USD	1,809,050	Goldman Sachs International	7/17/2020	13,685
SGD	2,142	USD	1,506	Citibank N.A.	7/17/2020	10
USD	4,534,961	CNH	32,293,000	HSBC Bank	7/17/2020	24,063
USD	171,929	EUR	154,351	Goldman Sachs International	7/17/2020	432
USD	7,599,652	JPY	818,857,166	UBS AG	7/17/2020	1,666

						$146,843

Liability Derivatives
JPY	158,911,089	USD	1,480,296	Citibank N.A.	7/17/2020	$(5,797)
KRW	1,138,317,000	USD	928,799	Barclays Bank PLC	6/22/2020	(9,710)
KRW	1,002,226,500	USD	818,779	JPMorgan Chase Bank N.A.	6/22/2020	(9,571)
USD	4,736,129	AUD	7,267,842	Citibank N.A.	7/17/2020	(108,362)
USD	757,966	AUD	1,143,655	UBS AG	7/17/2020	(4,355)
USD	35,650	CAD	50,000	Brown Brothers Harriman	7/17/2020	(665)
USD	12,104,159	CAD	16,900,070	Goldman Sachs International	7/17/2020	(170,553)
USD	48,466,336	EUR	44,498,687	Citibank N.A.	7/17/2020	(975,347)
USD	164,865	EUR	152,169	Deutsche Bank AG	7/31/2020	(4,258)
USD	110,650	EUR	100,000	Goldman Sachs International	7/17/2020	(458)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	464,835	EUR	423,786	JPMorgan Chase Bank N.A.	7/17/2020	$(6,025)
USD	1,013,280	EUR	924,333	Merrill Lynch International	7/17/2020	(13,730)
USD	120,657	EUR	111,365	Merrill Lynch International	7/31/2020	(3,115)
USD	1,867,497	EUR	1,707,340	UBS AG	7/17/2020	(29,498)
USD	11,177,440	GBP	9,094,688	Barclays Bank PLC	7/17/2020	(56,637)
USD	1,253,357	GBP	1,022,098	Citibank N.A.	7/17/2020	(9,175)
USD	553,531	GBP	450,000	Credit Suisse Group	7/17/2020	(2,324)
USD	447,774	GBP	366,124	Deutsche Bank AG	7/31/2020	(4,498)
USD	122,208	GBP	99,065	JPMorgan Chase Bank N.A.	7/17/2020	(160)
USD	120,793	GBP	98,746	Merrill Lynch International	7/31/2020	(1,187)
USD	38,959	IDR	599,769,000	JPMorgan Chase Bank N.A.	7/08/2020	(1,892)
USD	1,727,917	KRW	2,140,543,000	Barclays Bank PLC	6/22/2020	(379)
USD	21,355	MXN	511,820	Barclays Bank PLC	7/17/2020	(1,572)
USD	637,999	NZD	1,057,270	State Street Bank Corp.	7/17/2020	(18,154)
USD	458,233	SEK	4,327,000	Citibank N.A.	7/17/2020	(1,177)
USD	19,641	SEK	188,993	Merrill Lynch International	7/17/2020	(425)
USD	1,391,735	ZAR	25,718,776	Citibank N.A.	7/17/2020	(66,764)

						$(1,505,788)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	40	$4,463,522	September - 2020	$15,281
Euro-Bobl 5 yr	Short	EUR	191	28,654,452	June - 2020	241,274
Euro-Bund 10 yr	Short	EUR	81	15,506,583	June - 2020	195,520
Euro-Buxl 30 yr	Short	EUR	1	235,375	June - 2020	7,169
Japan Government Bond 10 yr	Short	JPY	6	8,467,708	June - 2020	140,674
U.S. Treasury Bond	Long	USD	22	3,924,250	September - 2020	13,845
U.S. Treasury Ultra Bond	Long	USD	18	3,924,562	September - 2020	11,121

						$624,884

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
Long Gilt 10 yr	Short	GBP	41	$6,959,271	September - 2020	$(20,383)
U.S. Treasury Note 10 yr	Short	USD	357	49,645,312	September - 2020	(149,118)
U.S. Treasury Note 2 yr	Short	USD	50	11,042,188	September - 2020	(4,083)
U.S. Treasury Note 5 yr	Short	USD	75	9,421,875	September - 2020	(19,601)
U.S. Treasury Ultra Note 10 yr	Short	USD	27	4,247,859	September - 2020	(18,386)

						$(211,571)

At May 31, 2020, the fund had cash collateral of $950,000 and other liquid securities with an aggregate value of $1,634,818 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $459,673,424)	$463,464,003
Investments in affiliated issuers, at value (identified cost, $20,975,693)	20,976,945
Cash	54,474
Foreign currency, at value (identified cost, $143)	148
Restricted cash for
Forward foreign currency exchange contracts	950,000
Receivables for
Forward foreign currency exchange contracts	146,843
Investments sold	5,020,184
Investments sold on an extended settlement basis	1,587,011
Interest	5,199,599
Other assets	30,503
Total assets	$497,429,710

Liabilities
Notes payable	$100,000,000
Payables for
Distributions	168,752
Forward foreign currency exchange contracts	1,505,788
Net daily variation margin on open futures contracts	200,831
Investments purchased	5,647,928
Investments purchased on an extended settlement basis	10,766,161
Payable to affiliates
Investment adviser	22,982
Administrative services fee	691
Transfer agent and dividend disbursing costs	2,535
Accrued interest expense	56,898
Deferred country tax expense payable	81,960
Accrued expenses and other liabilities	141,818
Total liabilities	$118,596,344
Net assets	$378,833,366

Net assets consist of
Paid-in capital	$405,874,880
Total distributable earnings (loss)	(27,041,514)
Net assets	$378,833,366
Shares of beneficial interest outstanding	44,314,972
Net asset value per share (net assets of $378,833,366 / 44,314,972 shares of beneficial interest outstanding)	$8.55

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$9,969,171
Dividends from affiliated issuers	92,115
Dividends	76,273
Other	26,797
Foreign taxes withheld	(2,358)
Total investment income	$10,161,998
Expenses
Management fee	$1,088,298
Transfer agent and dividend disbursing costs	25,319
Administrative services fee	31,274
Independent Trustees’ compensation	30,512
Stock exchange fee	22,332
Custodian fee	30,087
Shareholder communications	70,772
Audit and tax fees	43,296
Legal fees	6,588
Interest expense and fees	774,084
Miscellaneous	32,200
Total expenses	$2,154,762
Net investment income (loss)	$8,007,236

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $14,506 country tax)	$1,840,057
Affiliated issuers	(2,455)
Written options	7,539
Futures contracts	(4,228,353)
Swap agreements	631,679
Forward foreign currency exchange contracts	1,400,270
Foreign currency	436
Net realized gain (loss)	$(350,827)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $43,778 decrease in deferred country tax)	$(9,728,254)
Affiliated issuers	(550)
Written options	(1,088)
Futures contracts	(810,904)
Swap agreements	(2,662)
Forward foreign currency exchange contracts	(290,741)
Translation of assets and liabilities in foreign currencies	9,951
Net unrealized gain (loss)	$(10,824,248)
Net realized and unrealized gain (loss)	$(11,175,075)
Change in net assets from operations	$(3,167,839)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/20 (unaudited)	Year ended 11/30/19

From operations
Net investment income (loss)	$8,007,236	$16,482,434
Net realized gain (loss)	(350,827)	5,171,726
Net unrealized gain (loss)	(10,824,248)	31,787,566
Change in net assets from operations	$(3,167,839)	$53,441,726
Distributions to shareholders	$(8,831,915)	$(20,162,268)
Tax return of capital distributions to shareholders	$—	$(11,787,342)
Distributions from other sources	$(6,836,784)	$—
Change in net assets from fund share transactions	$(5,575,544)	$(14,697,970)
Total change in net assets	$(24,412,082)	$6,794,146

Net assets
At beginning of period	403,245,448	396,451,302
At end of period	$378,833,366	$403,245,448

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/20 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$(3,167,839)

Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(316,072,766)
Proceeds from disposition of investment securities	341,157,687
Purchase of short-term investments, net	(10,560,340)
Realized gain/loss on investments	(1,854,563)
Unrealized appreciation/depreciation on investments	9,772,582
Unrealized appreciation/depreciation on foreign currency contracts	290,741
Unrealized appreciation/depreciation on swaps	2,662
Net amortization/accretion of income	535,216
Decrease in interest receivable	62,102
Decrease in accrued expenses and other liabilities	(65,549)
Decrease in receivable for net daily variation margin on open futures contracts	91,789
Increase in payable for net daily variation margin on open futures contracts	200,831
Increase in other assets	(26,899)
Decrease in interest payable	(121,733)
Net cash provided by operating activities	$20,243,921

Cash flows from financing activities:
Distributions paid in cash	(15,673,311)
Repurchase of shares of beneficial interest	(5,575,544)
Decrease in payable to custodian	(44,079)
Net cash used by financing activities	$(21,292,934)
Net decrease in cash and restricted cash	$(1,049,013)

Cash and restricted cash:
Beginning of period (including foreign currency of $634,635)	$2,053,635
End of period (including foreign currency of $148)	$1,004,622

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2020 for interest was $895,817.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/20		Year ended
			11/30/19	11/30/18	11/30/17	11/30/16		11/30/15
	(unaudited)
Net asset value, beginning of period	$8.94		$8.44	$9.26	$9.26	$9.20		$10.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	$0.35	$0.39	$0.46	(c)	$0.49
Net realized and unrealized gain (loss)	(0.23)		0.80	(0.50)	0.33	0.32		(0.68)
Total from investment operations	$(0.05)		$1.16	$(0.15)	$0.72	$0.78		$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.44)	$(0.43)	$(0.32)	$(0.50)		$(0.81)
From tax return of capital	—		(0.26)	(0.28)	(0.43)	(0.24)		—
From other sources	(0.15)		—	—	—	—		—
Total distributions declared to shareholders	$(0.35)		$(0.70)	$(0.71)	$(0.75)	$(0.74)		$(0.81)
Net increase from repurchase of capital shares	$0.01		$0.04	$0.04	$0.03	$0.02		$0.03
Net asset value, end of period (x)	$8.55		$8.94	$8.44	$9.26	$9.26		$9.20
Market value, end of period	$8.30		$8.32	$7.41	$8.40	$8.35		$7.92
Total return at market value (%)	4.16	(n)	22.47	(3.56)	9.67	15.19		(1.28)
Total return at net asset value (%) (j)(r)(s)(x)	(0.14	)(n)	15.54	(0.36)	9.02	9.97	(c)	(0.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	(a)	1.40	1.26	1.05	0.99	(c)	0.90
Net investment income (loss)	4.14	(a)	4.11	4.00	4.16	5.01	(c)	5.01
Portfolio turnover	68	(n)	94	96	52	43		37
Net assets at end of period (000 omitted)	$378,833		$403,245	$396,451	$456,591	$477,122		$484,037

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.71	(a)	0.70	0.70	0.71	0.73	(c)	0.73

Financial Highlights – continued

	Six months ended 5/31/20	Year ended
		11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
	(unaudited)

Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,788	$5,032	$4,965	$5,566	$5,771	$5,840

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)

Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on

Notes to Financial Statements (unaudited) – continued

Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,450,680	$37	$325,581	$4,776,298
Mexico	—	167,014	—	167,014
Canada	42,355	—	—	42,355
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	21,339,108	—	21,339,108
Non-U.S. Sovereign Debt	—	102,628,313	—	102,628,313
Municipal Bonds	—	2,425,876	—	2,425,876
U.S. Corporate Bonds	—	225,458,797	—	225,458,797
Residential Mortgage-Backed Securities	—	21,452,476	—	21,452,476
Commercial Mortgage-Backed Securities	—	7,002,112	—	7,002,112
Asset-Backed Securities (including CDOs)	—	5,845,540	—	5,845,540
Foreign Bonds	—	70,897,905	—	70,897,905
Floating Rate Loans	—	1,428,209	—	1,428,209
Mutual Funds	20,976,945	—	—	20,976,945
Total	$25,469,980	$458,645,387	$325,581	$484,440,948

Other Financial Instruments
Futures Contracts – Assets	$624,884	$—	$—	$624,884
Futures Contracts – Liabilities	(211,571)	—	—	(211,571)
Forward Foreign Currency Exchange Contracts – Assets	—	146,843	—	146,843
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,505,788)	—	(1,505,788)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/19	$311,061
Change in unrealized appreciation or depreciation	14,520
Balance as of 5/31/20	$325,581

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2020 is $14,520. At May 31, 2020, the fund held one level 3 security.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$624,884	$(211,571)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	146,843	(1,505,788)
Total		$771,727	$(1,717,359)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(4,228,353)	$—	$—	$—	$—
Foreign Exchange	—	—	1,400,270	—	—
Credit	—	631,679	—	(58,335)	7,539
Total	$(4,228,353)	$631,679	$1,400,270	$(58,335)	$7,539

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(810,904)	$—	$—	$—	$—
Foreign Exchange	—	—	(290,741)	—	—
Credit	—	(2,662)	—	(3,302)	(1,088)
Total	$(810,904)	$(2,662)	$(290,741)	$(3,302)	$(1,088)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one

Notes to Financial Statements (unaudited) – continued

net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract

Notes to Financial Statements (unaudited) – continued

moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Notes to Financial Statements (unaudited) – continued

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as

Notes to Financial Statements (unaudited) – continued

amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund’s Statement of Assets and Liabilities includes cash on hand at the fund’s custodian bank and does not include any short-term investments. Restricted cash is presented in the fund’s Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:

5/31/20
Cash	$54,622
Restricted cash	950,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$1,004,622

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis which includes “when-issued”, “delayed delivery” or “To Be Announced” (TBA) securities. For extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery

Notes to Financial Statements (unaudited) – continued

or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,

Notes to Financial Statements (unaudited) – continued

have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended May 31, 2020, the amount of distributions estimated to be a tax return of capital was approximately $6,836,784 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/19
Ordinary income (including any short-term capital gains)	$20,162,268
Tax return of capital (b)	11,787,342

Total distributions	$31,949,610

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/20

Cost of investments	$485,481,982
Gross appreciation	14,490,224

Gross depreciation	(15,531,258)
Net unrealized appreciation (depreciation)	$(1,041,034)

As of 11/30/19

Capital loss carryforwards	(16,966,762)
Other temporary differences	(202,297)
Net unrealized appreciation (depreciation)	8,964,083

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(16,966,762)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.56% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2020, these fees paid to MFSC amounted to $7,518.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the

Notes to Financial Statements (unaudited) – continued

Investment Company Act of 1940. During the six months ended May 31, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $318,435.

(4) Portfolio Securities

For the six months ended May 31, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$92,723,703	$111,800,834
Non-U.S. Government securities	230,550,939	230,066,541

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 779,223 shares of beneficial interest during the six months ended May 31, 2020 at an average price per share of $7.16 and a weighted average discount of 10.74% per share. The fund repurchased 1,895,711 shares of beneficial interest during the year ended November 30, 2019 at an average price per share of $7.75 and a weighted average discount of 10.16% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/20		Year ended 11/30/19

	Shares	Amount	Shares	Amount
Capital shares repurchased	(779,223)	$(5,575,544)	(1,895,711)	$(14,697,970)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2020, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2020. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2021. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $764,846 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2020, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.53%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,417,155	$94,871,774	$84,308,979	$(2,455)	$(550)	$20,976,945

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$92,115	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2020, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2020. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019, and in our report dated January 15, 2020, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2020

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 505005

Louisville, KY 40233-5005

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/19-12/31/19	0	N/A	0	4,509,419
1/01/20-1/31/20	0	N/A	0	4,509,419
2/01/20-2/28/20	0	N/A	0	4,509,419
3/01/20-3/31/20	566,291	7.02	566,291	3,943,128
4/01/20-4/30/20	212,932	7.50	212,932	3,730,196
5/01/20-5/31/20	0	N/A	0	3,730,196

Total	779,223	7.16	779,223

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2019 plan year is 4,509,419.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2020

*	Print name and title of each signing officer under his or her signature.